                                                      OMB
                                                      APPROVAL

                                                      OMB Number: 3235-0570

                                                      Expires: Nov. 30, 2005

                                                      Estimated average burden
                                                      hours per response: 5.0

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10375

                      THE GATEWAY VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

       Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, OH 45209
             (Address of principal executive offices)            (Zip code)

                                 Geoffrey Keenan
              The Gateway Variable Insurance Trust, Rookwood Tower,
               3805 Edwards Road, Suite 600, Cincinnati, OH 45209
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (513) 719-1100

Date of fiscal year end: December 31

Date of reporting period: December 31, 2002

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS

                                GATEWAY VIT FUND

                                  ANNUAL REPORT

                               DECEMBER 31, 2002

                        GATEWAY VARIABLE INSURANCE TRUST
                                 P. O. BOX 5211
                            CINCINNATI, OH 45201-5211
                                  800.354.6339

                                GATEWAY VIT FUND

                           PORTFOLIO MANAGER'S REPORT

The year 2002 saw the S&P 500 Index decline for the third straight year. In fact, this year's performance was the worst since 1974 and the fifth worst for the S&P 500 Index since 1928. Fortunately for Gateway VIT Fund investors, option premiums were at historically high levels. Despite a drop of 22.09% in the S&P 500 Index for the year, the Gateway VIT Fund's investment strategy limited the decline to 4.05%. Accumulated cash from hedging transactions was sufficient to replace most of the capital lost to a severely stressed equity market.

This troubled equity market has been burdened by high-profile bankruptcies (often a sign of market shake out) and a confidence crisis as accountants and investment bankers disclosed significant information and reporting inaccuracies with respect to a number of large firms. At the federal level, 2002 saw high-level changes in leadership at the Treasury and the SEC. On the global stage, overseas governments struggled to grow their economies, even more so than the slow-growing U.S. economy. Japan, which has yet to shrug off its decade-long malaise, tried yet another bout of reforms while Europe continued the struggle to absorb the former Soviet bloc economies. Terrorism continued to occupy center stage in the Middle East.

Despite the troubled macroeconomic environment, signs began to emerge that corporate America was beginning to regain its equilibrium. Earnings growth turned positive and some pockets of strength emerged. Real estate investing enjoyed a solid year of growth and consumer spending maintained its 2001 levels. Furthermore, technical market factors drove a major rebound in the fourth quarter of 2002.

Throughout this troubled year, Gateway's low-risk strategy helped to preserve capital, allowing investors to sleep more securely and removing the need to make speculative and ill-advised investment decisions in an attempt to recover staggering losses. By helping to preserve capital during times of market stress, the Fund has delivered solid results which should allow investors the opportunity to recover rapidly when the market sell-off abates.

FIRST QUARTER

By the end of the first quarter, with economic measures improving rapidly, the Federal Reserve Board declared the recession officially over at its March meeting. Alan Greenspan made it clear that there was little likelihood of further interest rate cuts and that the financial markets should expect increases sometime in 2002. The bond market suffered from a loss of upward momentum while stocks found new hope in the prospects for advancing corporate profits. Stocks fully recovered from their declines in January and February, but were unable to mount a significant assault into positive territory by quarter-end. The S&P 500 Index posted only a 0.28% return for the quarter as compared to the Gateway VIT Fund's return of 1.38%.

SECOND QUARTER

The second quarter of 2002 was a transition quarter for the year as the grinding bear market which began in March 2000 returned with a vengeance. After oscillating during the first three months of the year, the S&P 500 Index fell 13.39% in the second quarter, erasing the gains from the fourth quarter of 2001. Even the Dow Jones Industrial Average declined by 10.70%, and the NASDAQ Composite Index fell a staggering 20.63%. During this horrendous quarter, the Gateway VIT Fund was still able to provide considerable hedging value, dropping by only 6.01%.

                                GATEWAY VIT FUND

                           PORTFOLIO MANAGER'S REPORT

THIRD QUARTER

The third quarter of 2002 was the most difficult experienced by investors since the fourth quarter of 1987. The S&P 500 Index declined 17.27% and experienced volatility not seen since October 1987. As volatility drove option prices to historically high levels, Gateway exploited the high call option premiums available and cashed in on some of the very high put option premiums. Taken together, option profits replaced 8.82% of the market's 17.27% loss. Despite these hefty cash flows, the Gateway VIT Fund declined by 8.45% this quarter.

FOURTH QUARTER

Emerging from the collapse of investor confidence in the third quarter of 2002, the S&P 500 Index returned 8.43% for the fourth quarter of 2002. The Gateway VIT Fund performed even better at 9.99% as cash flows benefited from high volatility and translated into very generous fourth quarter returns. In addition, extreme volatility surrounding the market lows that occurred on October 9 allowed the Fund to capture profits in put options. As frequently occurs during severe down quarters such as the third quarter of 2002, put profits were supplemented by higher-than-average call premiums in the ensuing months. The fourth quarter results provided the final leg of an extremely successful hedging strategy implemented during a difficult third quarter. During the last six months of 2002, the Fund showed a positive return of 0.69% despite an S&P 500 Index decline of 10.30%.

GATEWAY-- A CORE, LOW-RISK ASSET

Having demonstrated its ability to help preserve value in a down market, the Gateway VIT Fund remains poised to deliver attractive returns through its rich premium prospects. As financial markets ultimately recover their poise, the Fund will not have to utilize its generous cash flows to replace assets lost to a falling market. In fact, even a modestly performing equity market allows Gateway's net cash flows from hedging transactions to flow into total return. The Gateway VIT Fund is believed to fit well into the low-risk sector of investors' portfolios.


/s/ Patrick Rogers

Patrick Rogers, CFA
Portfolio Manager

                                GATEWAY VIT FUND
                           PORTFOLIO MANAGER'S REPORT

                         GROWTH OF A $10,000 INVESTMENT
                      November 6, 2001 - December 31, 2002


                     [GROWTH OF A $10,000 INVESTMENT GRAPH]

                                              Lehman U.S.
                                           Government/Credit
      Gateway VIT Fund    S&P 500 Index        Bond Index
      ----------------    -------------    -----------------
         $10,000.00        $10,000.00          $10,000.00
         $10,080.00        $10,197.00           $9,883.00
         $10,189.87        $10,286.73          $10,492.78
         $10,220.44        $10,136.55          $10,383.66
         $10,140.72        $ 9,940.91          $10,099.14
         $10,331.37        $10,314.69          $10,911.12
         $10,090.65        $ 9,689.62          $11,010.41
         $10,080.56        $ 9,618.89          $10,521.54
         $ 9,710.60        $ 8,934.02          $ 9,999.68
         $ 9,410.54        $ 8,238.06          $ 8,489.72
         $ 9,510.29        $ 8,291.61          $ 8,468.50
         $ 8,889.27        $ 7,391.14          $ 7,860.46
         $ 9,629.75        $ 8,040.82          $ 8,112.78
         $ 9,969.68        $ 8,513.62          $ 8,836.44
         $ 9,777.26        $ 8,013.87          $ 8,344.25

                                GATEWAY VIT FUND
                          AVERAGE ANNUAL TOTAL RETURNS
                            AS OF DECEMBER 31, 2002

                        One Year                -4.05%

                        Life of Fund            -1.94%

Performance data throughout this report represents past performance. The average annual total return figures assume the reinvestment of distributions, but do not reflect the deduction of taxes paid on distributions or on the redemption of your shares. Your investment return and principal value of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.

                                GATEWAY VIT FUND
                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              COMMON STOCKS - 93.7%
              CONSUMER DISCRETIONARY - 12.6%
       80     American Greetings Corporation - Class A*          $    1,264
    6,320     AOL Time Warner Inc.*                                  82,792
      130     AutoZone, Inc.*                                         9,184
      410     Bed Bath & Beyond Inc.*                                14,157
      455     Best Buy Co., Inc.*                                    10,988
      150     Big Lots, Inc.*                                         1,984
      100     Black & Decker Corporation                              4,289
      120     Brunswick Corporation                                   2,383
      820     Carnival Corporation                                   20,459
       90     Centex Corporation                                      4,518
      290     Circuit City Stores - Circuit City Group                2,152
      840     Clear Channel Communications, Inc.*                    31,324
    3,276     Comcast Corporation - Class A*                         77,215
      100     Cooper Tire & Rubber Company                            1,534
      650     Costco Wholesale Corporation*                          18,239
      220     Dana Corporation                                        2,587
      265     Darden Restaurants, Inc.                                5,419
      780     Delphi Corporation                                      6,279
      100     Dillard's, Inc. - Class A                               1,586
      460     Dollar General Corporation                              5,497
      100     Dow Jones & Company, Inc.                               4,323
      410     Eastman Kodak Company                                  14,366
      440     eBay Inc.*                                             29,841
      260     Family Dollar Stores, Inc.                              8,115
      290     Federated Department Stores, Inc.*                      8,340
    2,570     Ford Motor Company                                     23,901
      220     Fortune Brands, Inc.                                   10,232
      370     Gannett Co., Inc.                                      26,566
    1,270     Gap, Inc.                                              19,710
      780     General Motors Corporation                             28,751
      260     Genuine Parts Company                                   8,008
      260     Goodyear Tire & Rubber Company                          1,771
      430     Harley-Davidson, Inc.                                  19,866
      150     Harrah's Entertainment, Inc.*                           5,940
      260     Hasbro, Inc.                                            3,003
      510     Hilton Hotels Corporation                               6,482
    3,290     Home Depot, Inc.                                       78,828
      100     International Game Technology*                          7,592
      510     Interpublic Group of Companies, Inc.                    7,181
      380     J.C.  Penney Company, Inc.                              8,744
      120     Johnson Controls, Inc.                                  9,620
      180     Jones Apparel Group, Inc.*                              6,379
       70     KB HOME                                                 2,999

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              CONSUMER DISCRETIONARY (Continued)
      100     Knight-Ridder, Inc.                                $    6,325
      460     Kohl's Corporation*                                    25,737
      290     Leggett & Platt, Incorporated                           6,508
      730     Limited Brands                                         10,169
      140     Liz Claiborne Inc.                                      4,151
    1,110     Lowe's Companies, Inc.                                 41,625
      340     Marriott International, Inc. - Class A                 11,176
      610     Mattel, Inc.                                           11,681
      410     May Department Stores Company                           9,422
      100     Maytag Corporation                                      2,850
    1,780     McDonald's Corporation                                 28,622
      290     McGraw-Hill Companies, Inc.                            17,528
       70     Meredith Corporation                                    2,878
      220     New York Times Company - Class A                       10,061
      390     Newell Rubbermaid Inc.                                 11,829
      370     NIKE, Inc. - Class B                                   16,454
      210     Nordstrom, Inc.                                         3,984
      450     Office Depot, Inc.*                                     6,642
      290     Omnicom Group Inc.                                     18,734
       90     Pulte Homes, Inc.                                       4,308
      250     RadioShack Corporation                                  4,685
       90     Reebok International Ltd.*                              2,646
      460     Sears, Roebuck and Co.                                 11,017
      220     Sherwin-Williams Company                                6,215
       90     Snap-on Incorporated                                    2,530
      120     Stanley Works                                           4,150
      650     Staples, Inc.*                                         11,895
      530     Starbucks Corporation*                                 10,801
      290     Starwood Hotels & Resorts Worldwide, Inc.               6,885
    1,300     Target Corporation                                     39,000
      220     Tiffany & Co.                                           5,260
      740     TJX Companies, Inc.                                    14,445
      150     TMP Worldwide Inc.*                                     1,697
      290     Toys R Us, Inc.*                                        2,900
      430     Tribune Company                                        19,548
       90     Tupperware Corporation                                  1,357
      330     Univision Communications Inc. - Class A*                8,085
      150     VF Corporation                                          5,408
    2,480     Viacom Inc. - Class B*                                101,085
      170     Visteon Corp.                                           1,183
    6,220     Wal-Mart Stores, Inc.                                 314,172
    2,890     Walt Disney Company                                    47,136
      150     Wendy's International, Inc.                             4,061

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              CONSUMER DISCRETIONARY (Continued)
       80     Whirlpool Corporation                              $    4,178
      420     Yum! Brands, Inc.*                                     10,172
                                                                 ----------
                                                                  1,535,603
                                                                 ----------
              CONSUMER STAPLES - 8.9%
       50     Adolph Coors Company - Class B                          3,062
       90     Alberto-Culver Company - Class B                        4,536
      500     Albertson's, Inc.                                      11,130
    1,240     Anheuser-Busch Companies                               60,016
      880     Archer-Daniels-Midland Company                         10,912
      340     Avon Products, Inc.                                    18,316
       80     Brown-Forman Corporation - Class B                      5,229
      560     Campbell Soup Company                                  13,143
      300     Clorox Company                                         12,375
    3,490     Coca-Cola Company                                     152,932
      630     Coca-Cola Enterprises Inc.                             13,684
      740     Colgate-Palmolive Company                              38,798
      750     ConAgra Foods, Inc.                                    18,757
      520     CVS Corporation                                        12,984
      245     Del Monte Foods Company*                                1,887
      490     General Mills, Inc.                                    23,005
    1,500     Gillette Company                                       45,540
      470     H.J. Heinz Company                                     15,449
      210     Hershey Foods Corporation                              14,162
      560     Kellogg Company                                        19,191
      710     Kimberly-Clark Corporation                             33,704
    1,100     Kroger Co.*                                            16,995
      400     Pepsi Bottling Group, Inc.                             10,280
    2,420     PepsiCo, Inc.                                         102,172
    2,900     Philip Morris Companies Inc.                          117,537
    1,840     Procter & Gamble Company                              158,130
      120     R. J. Reynolds Tobacco Holdings, Inc.                   5,053
      620     Safeway Inc.*                                          14,483
    1,110     Sara Lee Corporation                                   24,986
      210     Supervalu, Inc.                                         3,467
      910     SYSCO Corporation                                      27,109
      260     UST Inc.                                                8,692
    1,450     Walgreen Co.                                           42,326
      210     Winn-Dixie Stores, Inc.                                 3,209
      320     Wm. Wrigley Jr. Company                                17,562
                                                                 ----------
                                                                  1,080,813
                                                                 ----------
              ENERGY - 5.6%
      120     Amerada Hess Corporation                                6,606
      360     Anadarko Petroleum Corporation                         17,244

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              ENERGY (Continued)
      225     Apache Corporation                                 $   12,823
       80     Ashland Inc.                                            2,282
      460     Baker Hughes Incorporated                              14,807
      240     BJ Services Company*                                    7,754
      290     Burlington Resources Inc.                              12,369
    1,520     ChevronTexaco Corporation                             101,050
      927     ConocoPhillips                                         44,858
      230     Devon Energy Corporation                               10,557
      150     EOG Resources, Inc.                                     5,988
    9,500     Exxon Mobil Corporation                               331,930
      610     Halliburton Company                                    11,413
      140     Kerr-McGee Corporation                                  6,202
      440     Marathon Oil Corporation                                9,368
      220     Nabors Industries, Ltd.*                                7,759
      210     Noble Corporation*                                      7,382
      510     Occidental Petroleum Corporation                       14,509
      120     Rowan Companies, Inc.*                                  2,724
      800     Schlumberger Limited                                   33,672
      100     Sunoco, Inc.                                            3,318
      460     Transocean Inc.                                        10,672
      360     Unocal Corporation                                     11,009
                                                                 ----------
                                                                    686,296
                                                                 ----------
              FINANCIALS - 19.1%
      380     ACE Limited                                            11,149
      710     AFLAC Incorporated                                     21,385
      980     Allstate Corporation                                   36,250
      130     Ambac Financial Group, Inc.                             7,311
    1,870     American Express Company                               66,104
    3,690     American International Group, Inc.                    213,466
      470     AmSouth Bancorporation                                  9,024
      440     Aon Corporation                                         8,312
    2,120     Bank of America Corporation                           147,488
    1,040     Bank of New York Company, Inc.                         24,918
    1,650     Bank One Corporation                                   60,307
      650     BB&T Corporation                                       24,043
      120     Bear Stearns Companies Inc.                             7,128
      310     Capital One Financial Corporation                       9,213
    1,920     Charles Schwab Corporation                             20,832
      322     Charter One Financial, Inc.                             9,251
      260     Chubb Corporation                                      13,572
      240     Cincinnati Financial Corporation                        9,012
    7,260     Citigroup Inc.                                        255,479
      260     Comerica Incorporated                                  11,242

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              FINANCIALS (Continued)
      170     Countrywide Financial Corporation                  $    8,780
      560     Equity Office Properties Trust                         13,989
      380     Equity Residential                                      9,340
    1,410     Fannie Mae                                             90,705
      800     Fifth Third Bancorp                                    46,840
      170     First Tennessee National Corporation                    6,110
    1,490     FleetBoston Financial                                  36,207
      370     Franklin Resources, Inc.                               12,610
      970     Freddie Mac                                            57,278
      220     Golden West Financial Corporation                      15,798
      660     Goldman Sachs Group, Inc.                              44,946
      360     Hartford Financial Services Group, Inc.                16,355
      650     Household International, Inc.                          18,077
      340     Huntington Bancshares Incorporated                      6,361
    2,800     J. P. Morgan Chase & Co.                               67,200
      310     Janus Capital Group Inc.                                4,052
      220     Jefferson-Pilot Corporation                             8,384
      420     John Hancock Financial Services, Inc.                  11,718
      580     KeyCorp                                                14,581
      340     Lehman Brothers Holdings Inc.                          18,119
      270     Lincoln National Corporation                            8,527
      270     Loews Corporation                                      12,004
      740     Marsh & McLennan Companies, Inc.                       34,195
      300     Marshall & Ilsley Corporation                           8,214
      220     MBIA Inc.                                               9,649
    1,785     MBNA Corporation                                       33,951
      580     Mellon Financial Corporation                           15,144
    1,250     Merrill Lynch & Co., Inc.                              47,438
      960     MetLife, Inc.                                          25,958
      130     MGIC Investment Corporation                             5,369
    1,550     Morgan Stanley                                         61,876
      830     National City Corporation                              22,676
      240     North Fork Bancorporation, Inc.                         8,098
      310     Northern Trust Corporation                             10,866
      280     Plum Creek Timber Company, Inc.                         6,608
      410     PNC Financial Services Group, Inc.                     17,179
      460     Principal Financial Group, Inc.                        13,860
      300     Progressive Corporation                                14,889
      410     Providian Financial Corporation*                        2,661
      780     Prudential Financial, Inc.                             24,757
      320     Regions Financial Corporation                          10,675
      260     Robert Half International Inc.*                         4,189
      210     SAFECO Corporation                                      7,281

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              FINANCIALS (Continued)
      280     Simon Property Group, Inc.                         $    9,540
      220     SLM Corporation                                        22,849
      460     SouthTrust Corporation                                 11,431
      310     St. Paul Companies, Inc.                               10,556
      460     State Street Corporation                               17,940
      410     SunTrust Banks, Inc.                                   23,337
      430     Synovus Financial Corp.                                 8,342
      170     T. Rowe Price Group Inc.                                4,638
      150     Torchmark Corporation                                   5,480
    1,419     Travelers Property Casualty Corp. - Class B*           20,788
      285     Union Planters Corporation                              8,020
      340     UnumProvident Corporation                               5,964
    2,710     U. S. Bancorp                                          57,506
    1,930     Wachovia Corporation                                   70,329
    1,360     Washington Mutual, Inc.                                46,961
    2,380     Wells Fargo & Company                                 111,551
      210     XL Capital Ltd. - Class A                              16,223
      120     Zions Bancorporation                                    4,722
                                                                 ----------
                                                                  2,335,177
                                                                 ----------
              HEALTH CARE - 14.0%
    2,200     Abbott Laboratories                                    88,000
      220     Aetna Inc.                                              9,047
      170     Allergan, Inc.                                          9,795
      130     AmerisourceBergen Corporation                           7,060
    1,810     Amgen Inc.*                                            87,495
      220     Anthem, Inc.*                                          13,838
      290     Applera Corp. - Applied Biosystems Group                5,087
       90     Bausch & Lomb Incorporated                              3,240
      830     Baxter International Inc.                              23,240
      360     Becton, Dickinson and Company                          11,048
      220     Biogen, Inc.*                                           8,813
      370     Biomet, Inc.                                           10,604
      560     Boston Scientific Corporation*                         23,811
    2,720     Bristol-Myers Squibb Company                           62,968
       70     C. R. Bard, Inc.                                        4,060
      630     Cardinal Health, Inc.                                  37,290
      290     Chiron Corporation*                                    10,904
      180     CIGNA Corporation                                       7,402
    1,600     Eli Lilly and Company                                 101,600
      280     Forest Laboratories, Inc.*                             27,502
      300     Genzyme Corporation*                                    8,871
      440     Guidant Corporation*                                   13,574
      710     HCA Inc.                                               29,465

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              HEALTH CARE (Continued)
      340     Health Management Associates, Inc. - Class A*      $    6,086
      540     HEALTHSOUTH Corporation*                                2,268
      240     Humana Inc.*                                            2,400
      410     IMS Health Incorporated                                 6,560
    4,210     Johnson & Johnson                                     226,119
      340     King Pharmaceuticals Inc.*                              5,845
      130     Manor Care, Inc.*                                       2,419
      410     McKesson Corporation                                   11,082
      350     MedImmune, Inc.*                                        9,510
    1,720     Medtronic, Inc.                                        78,432
    3,180     Merck & Co., Inc.                                     180,020
       70     Millipore Corporation*                                  2,380
    8,740     Pfizer Inc.                                           267,182
    1,840     Pharmacia Corporation                                  76,912
      130     Quest Diagnostics Incorporated*                         7,397
      150     Quintiles Transnational Corp.*                          1,815
    2,080     Schering-Plough Corporation                            46,176
      260     St. Jude Medical, Inc.*                                10,327
      290     Stryker Corporation                                    19,465
      680     Tenet Healthcare Corporation*                          11,152
      440     UnitedHealth Group Incorporated                        36,740
      130     Watson Pharmaceuticals, Inc.*                           3,675
      220     Wellpoint Health Networks Inc.*                        15,655
    1,880     Wyeth                                                  70,312
      290     Zimmer Holdings, Inc.*                                 12,041
                                                                 ----------
                                                                  1,716,684
                                                                 ----------
              INDUSTRIALS - 10.8%
      520     3M Co.                                                 64,116
      290     Allied Waste Industries, Inc.*                          2,900
      290     American Power Conversion Corporation*                  4,393
       80     American Standard Companies, Inc.*                      5,691
      240     AMR Corporation*                                        1,584
      260     Apollo Group, Inc. - Class A*                          11,440
      830     Automatic Data Processing, Inc.                        32,577
      150     Avery Dennison Corporation                              9,162
    1,190     Boeing Company                                         39,258
      500     Burlington Northern Santa Fe Corporation               13,005
      460     Caterpillar Inc.                                       21,031
    1,480     Cendant Corporation*                                   15,510
      260     Cintas Corporation                                     11,895
      700     Concord EFS, Inc.*                                     11,018
      260     Convergys Corporation*                                  3,939
      120     Cooper Industries, Ltd. - Class A                       4,374

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              INDUSTRIALS (Continued)
       90     Crane Co.                                          $    1,794
      290     CSX Corporation                                         8,210
       70     Cummins, Inc.                                           1,969
      220     Danaher Corporation                                    14,454
      340     Deere & Company                                        15,589
      170     Delta Air Lines, Inc.                                   2,057
       80     Deluxe Corporation                                      3,368
      290     Dover Corporation                                       8,456
       80     Eaton Corporation                                       6,249
      570     Emerson Electric Co.                                   28,984
      220     Equifax Inc.                                            5,091
      420     FedEx Corp.                                            22,772
    1,060     First Data Corporation                                 37,535
      290     Fiserv, Inc.*                                           9,845
      100     Fluor Corporation                                       2,800
      290     General Dynamics Corporation                           23,017
   14,060     General Electric Company                              342,361
      150     Goodrich Corporation                                    2,748
      280     H&R Block, Inc.                                        11,256
    1,160     Honeywell International Inc.                           27,840
      430     Illinois Tool Works Inc.                               27,890
      260     Ingersoll-Rand Company                                 11,196
      120     ITT Industries, Inc.                                    7,283
      650     Lockheed Martin Corporation                            37,537
      670     Masco Corporation                                      14,103
       80     McDermott International, Inc.*                            350
      220     Moody's Corporation                                     9,084
       90     Navistar International Corporation*                     2,188
      530     Norfolk Southern Corporation                           10,595
      280     Northrop Grumman Corporation                           27,160
      150     PACCAR Inc.                                             6,919
      170     Pall Corporation                                        2,836
      150     Parker-Hannifin Corporation                             6,920
      510     Paychex, Inc.                                          14,229
      340     Pitney Bowes Inc.                                      11,104
      100     Power-One, Inc.*                                          567
      150     R. R. Donnelley & Sons Company                          3,266
      550     Raytheon Company                                       16,913
      270     Rockwell Automation, Inc.                               5,592
      270     Rockwell Collins                                        6,280
       90     Ryder System, Inc.                                      2,020
      210     Sabre Holdings Corporation*                             3,803
    1,090     Southwest Airlines Co.                                 15,151

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              INDUSTRIALS (Continued)
      210     Textron Inc.                                       $    9,028
       90     Thomas & Betts Corporation*                             1,521
    2,820     Tyco International Ltd.                                48,166
      360     Union Pacific Corporation                              21,553
    1,600     United Parcel Service, Inc. - Class B                 100,928
      640     United Technologies Corporation                        39,642
      120     W. W. Grainger, Inc.                                    6,186
      830     Waste Management, Inc.                                 19,024
                                                                 ----------
                                                                  1,317,322
                                                                 ----------
              INFORMATION TECHNOLOGY - 13.4%
    1,130     ADC Telecommunications, Inc.*                           2,362
      340     Adobe Systems Incorporated                              8,469
      460     Advanced Micro Devices, Inc.*                           2,972
      650     Agilent Technologies, Inc.*                            11,674
      520     Altera Corporation*                                     6,417
      490     Analog Devices, Inc.*                                  11,696
      120     Andrew Corporation*                                     1,234
      470     Apple Computer, Inc.*                                   6,735
    2,340     Applied Materials, Inc.*                               30,490
      430     Applied Micro Circuits Corporation*                     1,587
      140     Autodesk, Inc.                                          2,002
      490     Avaya Inc.*                                             1,201
      340     BMC Software, Inc.*                                     5,817
      400     Broadcom Corporation - Class A*                         6,024
      580     CIENA Corporation*                                      2,981
   10,200     Cisco Systems, Inc.*                                  133,620
      250     Citrix Systems, Inc.*                                   3,080
      800     Computer Associates International, Inc.                10,800
      260     Computer Sciences Corporation*                          8,957
      510     Compuware Corporation*                                  2,448
      290     Comverse Technology, Inc.*                              2,906
    1,610     Corning Incorporated*                                   5,329
    3,680     Dell Computer Corporation*                             98,403
      220     Electronic Arts Inc.*                                  10,949
      660     Electronic Data Systems Corporation                    12,164
    3,120     EMC Corporation*                                       19,157
      460     Gateway, Inc.*                                          1,444
    4,308     Hewlett-Packard Company                                74,787
    9,340     Intel Corporation                                     145,424
    2,370     International Business Machines Corporation           183,675
      290     Intuit Inc.*                                           13,607
      290     Jabil Circuit, Inc.*                                    5,197
    1,980     JDS Uniphase Corporation*                               4,891

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              INFORMATION TECHNOLOGY (Continued)
      290     KLA-Tencor Corporation*                              $ 10,257
      170     Lexmark International, Inc.*                           10,285
      440     Linear Technology Corporation                          11,317
      490     LSI Logic Corporation*                                  2,827
    4,840     Lucent Technologies Inc.*                               6,098
      460     Maxim Integrated Products, Inc.*                       15,198
      100     Mercury Interactive Corporation*                        2,965
      830     Micron Technology, Inc.*                                8,084
    7,560     Microsoft Corporation*                                390,852
      290     Molex Incorporated                                      6,682
    3,260     Motorola, Inc.                                         28,199
      280     National Semiconductor Corporation*                     4,203
      120     NCR Corporation*                                        2,849
      460     Network Appliance, Inc.*                                4,600
      490     Novell, Inc.*                                           1,637
      230     Novellus Systems, Inc.*                                 6,458
      220     NVIDIA Corporation*                                     2,532
    7,580     Oracle Corporation*                                    81,864
      370     Parametric Technology Corporation*                        932
      450     PeopleSoft, Inc.*                                       8,235
      160     PerkinElmer, Inc.                                       1,320
      260     PMC-Sierra, Inc.*                                       1,446
      120     QLogic Corporation*                                     4,141
    1,110     QUALCOMM Incorporated*                                 40,393
      280     Rational Software Corporation*                          2,909
      740     Sanmina-SCI Corporation*                                3,323
      240     Scientific-Atlanta, Inc.                                2,846
      670     Siebel Systems, Inc.*                                   5,012
    1,180     Solectron Corporation*                                  4,189
    4,400     Sun Microsystems, Inc.*                                13,684
      400     SunGard Data Systems Inc.*                              9,424
      320     Symbol Technologies, Inc.                               2,630
      120     Tektronix, Inc.*                                        2,183
      560     Tellabs, Inc.*                                          4,071
      280     Teradyne, Inc.*                                         3,643
    2,430     Texas Instruments Incorporated                         36,474
      240     Thermo Electron Corporation*                            4,829
      460     Unisys Corporation*                                     4,554
      560     VERITAS Software Corporation*                           8,747
      180     Waters Corporation*                                     3,920
    1,050     Xerox Corporation*                                      8,453
      460     Xilinx, Inc.*                                           9,476
      820     Yahoo! Inc.*                                           13,407
                                                                 ----------
                                                                  1,635,647
                                                                 ----------

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              MATERIALS - 2.7%
      320     Air Products and Chemicals, Inc.                     $ 13,680
    1,230     Alcoa Inc.                                             28,019
      100     Allegheny Technologies Incorporated                       623
       80     Ball Corporation                                        4,095
       70     Bemis Company, Inc.                                     3,474
       90     Boise Cascade Corporation                               2,270
    1,300     Dow Chemical Company                                   38,610
    1,420     E. I. du Pont de Nemours and Company                   60,208
      100     Eastman Chemical Company                                3,677
      170     Ecolab Inc.                                             8,415
      170     Engelhard Corporation                                   3,799
      220     Freeport-McMoRan Copper & Gold, Inc. - Class B*         3,692
      360     Georgia-Pacific Group                                   5,818
       70     Great Lakes Chemical Corporation                        1,672
      150     Hercules Incorporated*                                  1,320
      120     International Flavors & Fragrances Inc.                 4,212
      660     International Paper Company                            23,080
      130     Louisiana-Pacific Corporation*                          1,048
      297     MeadWestvaco Corporation                                7,339
      370     Monsanto Company                                        7,122
      550     Newmont Mining Corporation                             15,967
      100     Nucor Corporation                                       4,130
      240     Pactiv Corporation*                                     5,246
      120     Phelps Dodge Corporation*                               3,798
      260     PPG Industries, Inc.                                   13,039
      240     Praxair, Inc.                                          13,865
      310     Rohm and Haas Company                                  10,069
      100     Sealed Air Corporation*                                 3,730
       80     Sigma-Aldrich Corporation                               3,896
       90     Temple-Inland Inc.                                      4,033
      140     United States Steel Corporation                         1,837
      140     Vulcan Materials Company                                5,250
      310     Weyerhaeuser Company                                   15,255
      100     Worthington Industries, Inc.                            1,524
                                                                 ----------
                                                                    323,812
                                                                 ----------
              TELECOMMUNICATION SERVICES - 3.9%
      440     ALLTEL Corporation                                     22,440
    1,100     AT&T Corp.                                             28,721
    3,880     AT&T Wireless Services Inc.*                           21,922
    2,600     BellSouth Corporation                                  67,262
      210     CenturyTel, Inc.                                        6,170
      410     Citizens Communications Company*                        4,325
    1,370     Nextel Communications, Inc. - Class A*                 15,823

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                           VALUE
  ------                                                           -----
              TELECOMMUNICATION SERVICES (Continued)
    2,370     Qwest Communications International Inc.*             $ 11,850
    4,690     SBC Communications Inc.                               127,146
    1,280     Sprint Corp. - FON Group                               18,534
    1,410     Sprint Corp. - PCS Group*                               6,176
    3,890     Verizon Communications Inc.                           150,738
                                                                   --------
                                                                    481,107
                                                                   --------
              UTILITIES - 2.7%
      750     AES Corporation*                                        2,265
      170     Allegheny Energy, Inc.                                  1,285
      230     Ameren Corporation                                      9,561
      460     American Electric Power Company, Inc.                  12,572
      510     Calpine Corporation*                                    1,663
      430     CenterPoint Energy, Inc.                                3,655
      260     Cinergy Corp.                                           8,767
      210     CMS Energy Corporation                                  1,982
      290     Consolidated Edison, Inc.                              12,418
      240     Constellation Energy Group                              6,677
      440     Dominion Resources, Inc.                               24,156
      260     DTE Energy Company                                     12,064
    1,270     Duke Energy Corporation                                24,816
      500     Dynegy Inc. - Class A                                     590
      460     Edison International*                                   5,451
      830     El Paso Corporation                                     5,777
      310     Entergy Corporation                                    14,133
      460     Exelon Corporation                                     24,274
      430     FirstEnergy Corp.                                      14,177
      280     FPL Group, Inc.                                        16,836
      210     KeySpan Corporation                                     7,400
      170     Kinder Morgan, Inc.                                     7,186
      540     Mirant Corporation*                                     1,021
       70     NICOR Inc.                                              2,382
      350     NiSource Inc.                                           7,000
       50     Peoples Energy Corporation                              1,932
      540     PG&E Corporation*                                       7,506
      120     Pinnacle West Capital Corporation                       4,091
      240     PPL Corporation                                         8,323
      330     Progress Energy, Inc.                                  14,305
      310     Public Service Enterprise Group Incorporated            9,951
      290     Sempra Energy                                           6,859
    1,030     Southern Company                                       29,242
      270     TECO Energy, Inc.                                       4,177
      460     TXU Corporation                                         8,593
      710     Williams Companies, Inc.                                1,917

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                  PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2002

  SHARES                                                              VALUE
  ------                                                              -----
              UTILITIES (Continued)
      540     Xcel Energy, Inc.                                     $     5,940
                                                                    -----------
                                                                        330,944
                                                                    -----------

                Total common stocks (cost $13,901,940)               11,443,405
                                                                    -----------

              EXCHANGE-TRADED FUNDS - 4.1%
    5,700     Standard & Poor's Depositary Receipts                     503,025
                                                                    -----------
                 Total exchange-traded funds (cost $487,083)

CONTRACTS
              PUT OPTIONS - 0.3%
      106     On S&P 500 Index expiring January 18, 2003 at 800          32,860
                                                                    -----------
                 Total put options (cost $98,978)

              REPURCHASE AGREEMENT - 2.5% **
              1.05% repurchase agreement with U.S. Bank,
              N.A. dated December 31, 2002, due January 2, 2003
              (repurchase proceeds $312,018)                            312,000
                                                                    -----------

              Total common stocks, exchange-traded funds,
              put options and repurchase agreement - 100.6%          12,291,290
                                                                    -----------

              CALL OPTIONS - (0.9)% ***
      (32)    On S&P 500 Index expiring January 18, 2003 at 900         (31,040)
      (36)    On S&P 500 Index expiring January 18, 2003 at 925         (11,520)
      (26)    On S&P 500 Index expiring January 18, 2003 at 950          (2,145)
      (42)    On S&P 500 Index expiring February 22, 2003 at 925        (63,420)
                                                                    -----------

                Total call options outstanding
                  (premiums received $297,202)                         (108,125)
                                                                    -----------

              OTHER ASSETS AND LIABILITIES, NET - 0.3%                   35,454
                                                                    -----------

              NET ASSETS - 100.0%                                   $12,218,619
                                                                    ===========

            *     Non-income producing.

            ** Repurchase agreement fully collateralized by U. S. Government Agency obligations.

            *** The aggregate value of investments that covers outstanding call options is $11,946,430.

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

            STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 2002

ASSETS:
Common stocks, at value (cost $13,901,940)                         $ 11,443,405
Exchange-traded funds, at value (cost $487,083)                         503,025
Put options, at value (cost $98,978)                                     32,860
Repurchase agreement                                                    312,000
Dividends and interest receivable                                        19,980
Receivable from Adviser                                                   3,239
Other assets                                                             18,194
                                                                   ------------
   Total assets                                                      12,332,703
                                                                   ------------

LIABILITIES:
Call options outstanding, at value (premiums received $297,202)         108,125
Other accrued expenses and liabilities                                    5,959
                                                                   ------------
   Total liabilities                                                    114,084
                                                                   ------------

NET ASSETS                                                         $ 12,218,619
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital                                                    $ 14,749,595
Undistributed net investment income                                         234
Accumulated net realized loss on investment transactions               (211,576)
Net unrealized depreciation on investments                           (2,319,634)
                                                                   ------------
   Net assets                                                      $ 12,218,619
                                                                   ------------

FUND SHARES OUTSTANDING
(unlimited number of shares authorized, no par value)                 1,531,545
                                                                   ============

NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE                                      $       7.98
                                                                   ============

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

         STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:
Dividends                                                              $   193,357
Interest                                                                     7,430
                                                                       -----------
   Total investment income                                                 200,787
                                                                       -----------

EXPENSES:
Investment advisory and management fees                                     61,244
Professional fees                                                           27,957
Custodian fees                                                              22,000
Trustees' fees                                                              10,150
Standard & Poor's licensing fees                                            10,000
Insurance expense                                                            3,087
Other expenses                                                                  24
                                                                       -----------
   Total expenses                                                          134,462
Investment advisory and management fees waived                             (21,402)
                                                                       -----------
   Net expenses                                                            113,060
                                                                       -----------

NET INVESTMENT INCOME                                                       87,727
                                                                       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) on investment transactions:
Common stocks and exchange-traded funds                                   (254,565)
Call options expired and closed                                          1,755,130
Put options expired and closed                                             547,696
                                                                       -----------
   Net realized gain on investment transactions                          2,048,261
                                                                       -----------

Change in unrealized appreciation/depreciation on investments:
Common stocks and exchange-traded funds                                 (2,740,324)
Call options                                                                70,902
Put options                                                                 16,003
                                                                       -----------
   Net change in unrealized appreciation/depreciation on investments    (2,653,419)
                                                                       -----------

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                           (605,158)
                                                                       -----------

NET DECREASE IN NET ASSETS FROM OPERATIONS                             $  (517,431)
                                                                       ===========

                 See accompanying notes to financial statements.

                                GATEWAY VIT FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    Year Ended         Period Ended
                                                                    December 31,       December 31,
                                                                        2002               2001(1)
                                                                    ------------       ------------
FROM OPERATIONS:
Net investment income                                               $     87,727       $     12,223
Net realized gain (loss) on investment transactions                    2,048,261           (110,958)
Net change in unrealized appreciation/depreciation on investments     (2,653,419)           333,785
                                                                    ------------       ------------
   Net increase (decrease) in net assets from operations                (517,431)           235,050
                                                                    ------------       ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                               (87,590)           (12,126)
From net capital gain on investment transactions (2)                  (2,148,879)                --
                                                                    ------------       ------------
   Decrease in net assets from distributions to shareholders          (2,236,469)           (12,126)
                                                                    ------------       ------------

FROM FUND SHARE TRANSACTIONS:
Proceeds from shares sold                                                     --         12,400,000
Net asset value of shares issued in reinvestment of
   distributions to shareholders                                       2,236,469             12,126
                                                                    ============       ============
   Net increase in net assets from Fund shares transactions            2,236,469         12,412,126
                                                                    ============       ============

NET INCREASE (DECREASE) IN NET ASSETS                                   (517,431)        12,635,050

NET ASSETS:
Beginning of period                                                   12,736,050            101,000
                                                                    ------------       ------------
End of period                                                       $ 12,218,619       $ 12,736,050
                                                                    ============       ============

UNDISTRIBUTED NET INVESTMENT INCOME                                 $        234       $         97

FUND SHARE TRANSACTIONS:
Shares sold                                                                   --          1,240,000
                                                                    ============       ============
Shares issued in reinvestment of distributions to shareholders           280,260              1,185
                                                                    ------------       ------------
   Net increase in Fund shares outstanding                               280,260          1,241,185
Shares outstanding, beginning of period                                1,251,285             10,100
                                                                    ============       ============
Shares outstanding, end of period                                      1,531,545          1,251,285
                                                                    ============       ============

(1) Represents the period from the initial public offering of shares (November 6, 2001) through December 31, 2001.

(2) Capital gain for Federal income tax purposes includes net realized gain on investment transactions and the net change in unrealized appreciation/depreciation on options. See Note 1 - Federal income taxes.

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

               FINANCIAL HIGHLIGHTS - PER SHARE DATA FOR A SHARE
                       OUTSTANDING THROUGHOUT EACH PERIOD


                                                                    Year Ended         Period Ended
                                                                    December 31,       December 31,
                                                                        2002               2001(1)
                                                                    ------------       ------------
BEGINNING NET ASSET VALUE                                           $      10.18       $      10.00
                                                                    ------------       ------------

INVESTMENT OPERATIONS:
Net investment income                                                       0.07               0.01
Net gain (loss) on investments                                             (0.48)              0.18
                                                                    ------------       ------------
   Total from investment operations                                        (0.41)              0.19
                                                                    ------------       ------------

DISTRIBUTIONS:
Dividends from net investment income                                       (0.07)             (0.01)
Distributions from net capital gain                                        (1.72)                --
                                                                    ------------       ------------
   Total distributions                                                     (1.79)             (0.01)
                                                                    ------------       ------------

ENDING NET ASSET VALUE                                              $       7.98       $      10.18
                                                                    ============       ============

TOTAL RETURN                                                               (4.05%)             1.90%(2)

ENDING NET ASSETS (000'S)                                           $     12,219       $     12,736

AVERAGE NET ASSETS RATIOS:
Net expenses                                                                0.92%              1.00%(3)
Net investment income                                                       0.72%              0.64%(3)

PORTFOLIO TURNOVER RATE                                                        5%                 0%

(1) Represents the period from the initial public offering of shares (November 6, 2001) through December 31, 2001.

(2)   Unannualized.

(3)   Annualized.

                See accompanying notes to financial statements.

                                GATEWAY VIT FUND

               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

The Gateway Variable Insurance Trust (the Trust) is an Ohio business trust organized pursuant to an Agreement and Declaration of Trust dated May 11, 2001. The Trust, registered under the Investment Company Act of 1940, is authorized to establish and operate one or more separate series of mutual funds and is currently offering a single series of shares called the Gateway VIT Fund (the
Fund). Shares of the Fund are available to the public only through the purchase of certain variable life insurance contracts and variable annuity contracts offered by participating life insurance companies, and through certain retirement plans. The Fund is a diversified, open-ended management investment company.

On October 26, 2001, the initial 100 shares of the Fund were issued to Gateway Investment Advisers, L.P. (the Adviser) for $10.00 per share. On October 29, 2001, another 10,000 shares of the Fund were issued to Transamerica Life Insurance Company for $10.00 per share. The Fund began its initial public offering of shares on November 6, 2001. At December 31, 2002, Transamerica Life Insurance Company owned substantially all outstanding shares of the Fund.

The investment objective of the Fund is to capture the majority of the higher returns associated with equity market investments, while exposing investors to significantly less risk than other equity investments. The Fund attempts to achieve its investment objective primarily by investing in the 500 common stocks included in the S&P 500 Index and by selling call options on its indexed portfolio. The Fund also buys index put options that can protect the Fund from a significant market decline over a short period of time.

The following is a summary of the Fund's significant accounting policies:

Investments valuation - The Fund normally values common stocks and exchange-traded funds at the last reported sales price as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 P.M., Eastern time). The Fund values option contracts (both purchased and written) at the average of the closing bid and asked quotations. Securities for which market quotations are not readily available and securities in which trading has been suspended during the day are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Investment transactions and investment income - Investment transactions are recorded on the trade date. Capital gains and losses are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is accrued daily.

Distributions to shareholders - Distributions from net investment income and net realized capital gains, if any, are recorded on the ex-dividend date and are declared and paid to shareholders annually. On December 31, 2002, the Fund declared and paid an ordinary income dividend of $87,590 or $0.07 per share, a short-term capital gain distribution of $765,731 or $0.611955 per share and a long-term capital gain distribution of $1,383,148 or $1.105382 per share to shareholders of record on December 30, 2002.

                                GATEWAY VIT FUND

               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002

Federal income taxes - The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Based on this policy, the Fund makes no provision for income taxes.

At December 31, 2002, on a tax basis, the Fund had undistributed ordinary income of $234 and, based on a $14,402,375 tax cost of common stocks and options, gross unrealized appreciation of $301,715 and gross unrealized depreciation of $2,832,925. The difference between the book basis and tax basis of distributable earnings resulted from the tax deferral of losses on wash sales and the tax recognition of net unrealized appreciation on open option contracts at December 31, 2002. The only difference between the book basis and tax basis of distributions paid for the periods ended December 31, 2002 and 2001 was the treatment of the short-term capital gain distribution paid in 2002 as ordinary income for tax purposes.

Repurchase agreements - The Fund requires the custodian to hold sufficient collateral to secure repurchase agreements. To reduce the chance of loss in its repurchase transactions, the Fund enters into repurchase agreements only with banks that have more than $1 billion in assets and are creditworthy in the judgment of the Adviser.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT TRANSACTIONS

For the year ended December 31, 2002, cost of purchases of investment securities (excluding short-term investments) totaled $2,747,433 and proceeds from sales totaled $549,516.

The Fund may write (sell) call options on stock indexes in exchange for cash (that is, "the option premium") to enhance earnings on the portfolio securities. However, using these contracts limits the opportunity to participate in appreciation of the underlying portfolio beyond certain upper limits set by the contracts. The Fund may also buy put options on stock indexes. The purchase of put options involves the risk of loss of all or part of the cash paid for the put options. In general, the liability recorded upon receipt of written option premiums increases to offset rises and decreases to offset declines in portfolio value. Similarly, the value of purchased put options generally increases to offset declines and decreases to offset rises in portfolio value. For the year ended December 31, 2002, transactions in written options were as follows:

                                                 Contracts           Premiums
                                                -----------         -----------
Outstanding at December 31, 2001                        111         $   436,820
Options written                                       1,063           2,574,630
Options terminated in closing
   purchase transactions                               (794)         (2,082,194)
Options expired                                        (244)           (632,054)
                                                -----------         -----------
Outstanding at December 31, 2002                        136         $   297,202
                                                ===========         ===========

                                GATEWAY VIT FUND

               NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2002

3. TRANSACTIONS WITH AFFILIATES

The Fund pays the Adviser an investment advisory and management fee under the terms of a Management Agreement at an annual rate of 0.50% of the Fund's average daily net assets. The Adviser receives no separate fee for its transfer agency, fund accounting and other services to the Fund, and the Adviser pays the Fund's expenses of reporting to shareholders under the Management Agreement.

If total annual operating expenses (excluding taxes, interest, brokerage commissions and expenses of an extraordinary nature) exceed 1.00% of the Fund's average daily net assets, the Adviser has contractually agreed through December 31, 2002, to waive all or a portion of its fee as necessary to limit the Fund's net expenses to this level. Accordingly, for the year ended December 31, 2002, the Adviser waived investment advisory and management fees of $21,402.

For the year ended December 31, 2002, the Fund paid $12,797 in commissions to broker/dealer subsidiaries of Deutsche Bank AG, which may be deemed to be affiliates of the Adviser.

                                GATEWAY VIT FUND

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of the Gateway VIT Fund of the Gateway Variable Insurance Trust

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Gateway VIT Fund of the Gateway Variable Insurance Trust as of December 31, 2002, the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights presented herein for the period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on the statement of changes in net assets and financial highlights in their report dated January 17, 2002.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Gateway VIT Fund of the Gateway Variable Insurance Trust as of December 31, 2002, the results of its operations, the changes in its net assets and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

Cincinnati, Ohio
January 17, 2003

                                GATEWAY VIT FUND

             MANAGEMENT INFORMATION - DECEMBER 31, 2002 (UNAUDITED)

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS NOT AN "INTERESTED PERSON" OF THE GATEWAY VARIABLE INSURANCE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940.

JAMES M. ANDERSON, Cincinnati Children's Hospital Medical Center, 3333 Burnet Avenue, Cincinnati, Ohio 45229; Trustee of The Gateway Trust since April 1997; Trustee of the Gateway Variable Insurance Trust since October 2002; Oversees Three Portfolios in Fund Complex*; Cincinnati Children's Hospital Medical Center, President and Chief Executive Officer since November 1996; Trustee of Cincinnati Children's Hospital Medical Center; Director of Union Central Life; Director of Cincinnati Stock Exchange. Age 61.

KENNETH A. DRUCKER, Sequa Corporation, 200 Park Avenue, New York, New York 10166; Trustee of The Gateway Trust since April 1986; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex*; Sequa Corporation (industrial equipment), Vice President and Treasurer since 1987. Age 57.

R. S. (DICK) HARRISON, 4040 Mt. Carmel Road, Cincinnati, Ohio 45244; Trustee of The Gateway Trust since April 1996; Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex*; Retired; Director of Anderson Bank Company of Cincinnati, Ohio. Age 71.

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH TRUSTEE WHO IS AN "INTERESTED PERSON" OF THE GATEWAY VARIABLE INSURANCE TRUST, AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940. EACH IS A DIRECTOR, OFFICER AND EMPLOYEE OF THE TRUST'S ADVISER, AND AN OFFICER AND A TRUSTEE OF THE TRUST.

WALTER G. SALL, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Chairman of The Gateway Trust since December 1977 and Trustee of The Gateway Trust since April 1986; Chairman and Trustee of the Gateway Variable Insurance Trust since October 2001; Oversees Three Portfolios in Fund Complex*; Gateway Investment Advisers, L.P., Chairman and Chief Executive Officer since 1995; Director of Melmedica Children's Healthcare, Inc.; Director of Anderson Bank Company of Cincinnati, Ohio. Age 58.

                                GATEWAY VIT FUND

             MANAGEMENT INFORMATION - DECEMBER 31, 2002 (UNAUDITED)

THE FOLLOWING PROVIDES INFORMATION REGARDING EACH OFFICER OF THE GATEWAY VARIABLE INSURANCE TRUST AS DEFINED BY THE INVESTMENT COMPANY ACT OF 1940.

J. PATRICK ROGERS, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; President of The Gateway Trust since January 1997 and Trustee of The Gateway Trust since December 1998; Co-Portfolio Manager of the Gateway Fund from 1994 to 1997; Portfolio Manager of the Gateway Fund since 1997; Portfolio Manager of the Cincinnati Fund since 1994; Portfolio Manager of the Gateway VIT Fund since 2001; President of the Gateway Variable Insurance Trust since October 2001; Oversees Two Portfolios in Fund Complex*; Gateway Investment Advisers, L.P., President since 1995. Age 38.

GARY H. GOLDSCHMIDT, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President and Treasurer of The Gateway Trust since April 2000; Vice President and Treasurer of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Controller since December 1999; Countrywide Fund Services, Inc. (mutual fund service provider), Vice President and Financial Reporting Manager from 1993 to 1999. Age 40.

GEOFFREY KEENAN, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Vice President of The Gateway Trust since April 1996; Vice President of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., Executive Vice President and Chief Operating Officer since December 1995. Age 44.

DONNA M. SQUERI, Gateway Investment Advisers, L.P., Rookwood Tower, 3805 Edwards Road, Suite 600, Cincinnati, Ohio 45209; Secretary of The Gateway Trust since October 1995; Secretary of the Gateway Variable Insurance Trust since October 2001; Gateway Investment Advisers, L.P., General Counsel since December 1995. Age 43.

* As of December 31, 2002, "Fund Complex" refers to The Gateway Trust and the Gateway Variable Insurance Trust.

The Statement of Additional Information includes additional information regarding the Trustees and is available without charge upon request, by calling 800.354.6339.

                                GATEWAY VIT FUND

                   CHANGE IN INDEPENDENT AUDITOR (UNAUDITED)

On August 13, 2002, Arthur Andersen LLP (Arthur Andersen) was dismissed as independent auditor of the Fund, and Ernst & Young LLP (Ernst & Young) was selected as the Fund's new independent auditor. The Fund's selection of Ernst & Young as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Trustees.

Arthur Andersen's report on the Fund's financial statements for the period ended December 31, 2001 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During such fiscal year, and through the date of Arthur Andersen's dismissal, there were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such year.

ITEM 2. CODE OF ETHICS.

Not applicable to Annual Reports for the period ended December 31, 2002.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to Annual Reports for the period ended December 31, 2002.

ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

Not applicable to Annual Reports for the period ended December 31, 2002.

ITEM 10. EXHIBITS.

Certifications required by Item 10(b) of Form N-CSR are filed herewith.

(A) Not applicable to Annual Reports for the period ended December 31, 2002.

(B) Exhibit 99. CERT Certification Required by Item 10(b) of Form N-CSR.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Gateway Variable Insurance Trust


By      /s/ Walter G. Sall
        ---------------------------------
        Walter G. Sall, Chairman

Date March 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Walter G. Sall
        ---------------------------------
        Walter G. Sall, Chairman

Date    March 3, 2003


By      /s/ Gary H. Goldschmidt
        ---------------------------------
        Gary H. Goldschmidt
        Vice President and Treasurer

Date March 3, 2003